Intangible Assets, Net - Schedule of Amortization Expense of Intangible Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Amortization Expense of Intangible Assets [Abstract]
2026	$ 359,539
2027	359,539
2028	359,539
2029	359,539
2030	359,539
Thereafter	239,348
Total	$ 2,037,043	$ 2,362,417